Note 4 - Other Investments (Details) - Securities Classified as Available-for-Sale in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Securities Classified as Available-for-Sale in Yen [Abstract]
Available-for-sale—Cost	$ 13,515	¥ 1,391,820	¥ 500,616
Available-for-sale—Unrealized Gains	22,961	2,364,442	813,445
Available-for-sale—Unrealized Losses	51	5,251	4,138
Available-for-sale—Fair Value	$ 36,425	¥ 3,751,011	¥ 1,309,923